William J. Evers Vice President, Corporate Counsel The Prudential Insurance Company of America Three Gateway Center Newark, New Jersey 07102 (973) 802-3716 william.evers@prudential.com

May 1, 2023

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Union Security Insurance Company Variable Account C (Registration No. 333-69327)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 29; and (ii) that the text of Post-Effective Amendment No. 29 was filed electronically on April 27, 2023 (Accession No. 0000790531-23-000007).

/s/ William J. Evers	May 1, 2023

William J. Evers Vice President and Corporate Counsel The Prudential Insurance Company of America	Date

via EDGAR